Options and Warrants (Details) - Schedule summarizes additional information relating to the options outstanding - Options Outstanding [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022
Exercise Prices 5.34 [Member]
Options and Warrants (Details) - Schedule summarizes additional information relating to the options outstanding [Line Items]
Range of Exercise Prices	$ 5.34	$ 5.34
Number Outstanding (in Shares)	40,000	40,000
Weighted Average Remaining Contractual Life(Years)	2 years 9 months	2 years 11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	$ 5.34	$ 5.34
Number Exercisable (in Shares)	40,000	40,000,000,000
Weighted Average Exercise Price for Shares Exercisable	$ 5.34	$ 5.34
Intrinsic Value (in Dollars)
Exercise Prices 4.85 [Member]
Options and Warrants (Details) - Schedule summarizes additional information relating to the options outstanding [Line Items]
Range of Exercise Prices	$ 4.85	$ 4.95
Number Outstanding (in Shares)	123,500	123,500
Weighted Average Remaining Contractual Life(Years)	2 years 9 months	2 years 11 months 19 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.85	$ 4.95
Number Exercisable (in Shares)	123,500	123,500,000,000
Weighted Average Exercise Price for Shares Exercisable	$ 4.85	$ 4.95
Intrinsic Value (in Dollars)